UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-09005

Name of Registrant:	Vanguard Massachusetts Tax-Exempt Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2006

Item 1:	Schedule of Investments

Vanguard Massachusetts Tax-Exempt Fund
Schedule of Investments
August 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.6%)

Beverly MA GO	5.250%	11/1/12 (1)	1,925	2,093
Beverly MA GO	5.250%	11/1/13 (1)	1,855	2,034
Boston MA Convention Center Rev	5.000%	5/1/18 (2)	4,975	5,238
Boston MA GO	5.750%	2/1/10 (Prere.)	1,955	2,090
Boston MA GO	5.000%	2/1/18 (1)	3,765	3,971
Boston MA Special Obligation Rev. (Boston City Hosp.)	5.000%	8/1/17 (1)	2,000	2,112
Boston MA Water & Sewer Comm. Rev	5.750%	11/1/13	540	586
Chelsea MA GO	5.500%	6/15/09 (2)	90	95
Foxborough MA Stadium Infrastructure Improvement Rev	5.750%	6/1/25	2,500	2,693
Framingham MA Housing Auth. Mortgage Rev	6.200%	2/20/21	900	1,000
Framingham MA Housing Auth. Mortgage Rev	6.350%	2/20/32	2,000	2,197
Holyoke MA Gas & Electric Dept. Rev	5.000%	12/1/21 (1)	2,395	2,536
Littleton MA GO	5.000%	1/15/22 (3)	1,280	1,360
Lynn MA GO	5.250%	6/1/13 (2)	1,530	1,604
Malden MA GO	5.100%	8/1/07 (1)(Prere.)	2,765	2,831
Malden MA GO	5.200%	8/1/07 (1)(Prere.)	2,700	2,767
Marlborough MA GO	6.750%	6/15/08 (3)	1,400	1,476
Mashpee MA GO	5.125%	2/1/08 (1)(Prere.)	1,025	1,057
Mashpee MA GO	5.350%	2/1/08 (1)(Prere.)	1,525	1,577
Massachusetts Bay Transp. Auth. Rev	7.000%	3/1/09	2,000	2,157
Massachusetts Bay Transp. Auth. Rev	5.250%	7/1/10 (Prere.)	3,950	4,183
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/22	5,285	6,133
Massachusetts Bay Transp. Auth. Rev	5.000%	7/1/23	10,000	11,035
Massachusetts Bay Transp. Auth. Rev	5.250%	7/1/23	5,325	6,036
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/24	2,500	2,919
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/26 (1)	3,000	3,530
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/29 (1)	3,000	3,544
Massachusetts Bay Transp. Auth. Rev	5.250%	7/1/30	1,050	1,098
Massachusetts Bay Transp. Auth. Rev	5.250%	7/1/33	6,885	7,920
Massachusetts College Building Auth. Rev	0.000%	5/1/17 (10)	3,340	2,137
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	6.000%	5/15/29 (2)	1,400	1,713
1 Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	5.000%	10/1/35 (2)	2,000	2,094
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	5.375%	5/15/39	1,575	1,705
Massachusetts Dev. Finance Agency Rev. (Boston Univ.) VRDO	3.360%	9/7/06 (10)	300	300
Massachusetts Dev. Finance Agency Rev. (Brooks School) VRDO	3.450%	9/7/06 (1)	3,305	3,305
Massachusetts Dev. Finance Agency Rev. (College of Pharmacy and Allied Health Services)	5.750%	7/1/33	1,000	1,063
Massachusetts Dev. Finance Agency Rev. (Deerfield Academy)	5.000%	10/1/28	1,500	1,569
Massachusetts Dev. Finance Agency Rev. (Deerfield Academy)	5.000%	10/1/33	2,000	2,081
Massachusetts Dev. Finance Agency Rev. (Jewish Philanthropies)	5.250%	2/1/22	2,750	2,949
Massachusetts Dev. Finance Agency Rev. (Mount Holyoke College)	5.250%	7/1/31	4,000	4,177
Massachusetts Dev. Finance Agency Rev. (Neville Communities)	6.000%	6/20/44	1,500	1,680
Massachusetts Dev. Finance Agency Rev. (Smith College)	5.750%	7/1/10 (Prere.)	1,195	1,297
Massachusetts Dev. Finance Agency Rev. (Smith College)	5.750%	7/1/10 (Prere.)	3,000	3,256
Massachusetts Dev. Finance Agency Rev. (Suffolk Univ.)	5.850%	7/1/09 (Prere.)	2,000	2,134
Massachusetts Dev. Finance Agency Rev. (Western New England College)	5.875%	12/1/12 (Prere.)	600	663
Massachusetts Dev. Finance Agency Rev. (Western New England College)	6.125%	12/1/12 (Prere.)	1,000	1,139
Massachusetts Dev. Finance Agency Rev. (Xaverian Brothers High School)	5.550%	7/1/19	1,000	1,036
Massachusetts Dev. Finance Agency Rev. (Xaverian Brothers High School)	5.650%	7/1/29	1,500	1,549
Massachusetts Educ. Finance Auth. Educ. Loan Rev	4.550%	7/1/09 (2)	850	852
Massachusetts Educ. Finance Auth. Educ. Loan Rev	4.650%	7/1/10 (2)	635	637
Massachusetts Educ. Finance Auth. Educ. Loan Rev	5.000%	1/1/13 (2)	1,445	1,455
Massachusetts Educ. Finance Auth. Educ. Loan Rev	5.300%	1/1/16 (2)	2,175	2,196
Massachusetts Educ. Finance Auth. Educ. Loan Rev	6.050%	12/1/17 (1)	1,445	1,462
Massachusetts GAN	5.125%	12/15/10	1,480	1,540
Massachusetts GAN	5.750%	12/15/10	3,000	3,248
Massachusetts GAN	5.125%	12/15/12	1,750	1,818
Massachusetts GO	5.250%	9/1/08	1,850	1,910
Massachusetts GO	5.625%	6/1/10 (Prere.)	1,450	1,553
Massachusetts GO	5.750%	6/1/10 (Prere.)	8,545	9,188
Massachusetts GO	5.500%	10/1/18	4,955	5,641
Massachusetts GO	5.250%	8/1/22	5,000	5,623
Massachusetts GO	5.500%	12/1/22 (4)	2,000	2,332
Massachusetts GO	5.500%	12/1/23 (2)	1,030	1,204
Massachusetts GO	5.500%	8/1/30 (2)	10,000	11,798
Massachusetts GO VRDO	3.600%	9/1/06	5,925	5,925
Massachusetts GO VRDO	3.600%	9/1/06	6,910	6,910
Massachusetts GO VRDO	3.350%	9/7/06	14,800	14,800
Massachusetts Health & Educ. Fac. Auth. Rev. (Baystate Medical Center)	5.750%	7/1/33	5,000	5,286
2 Massachusetts Health & Educ. Fac. Auth. Rev. (Berklee College of Music)	5.000%	10/1/17 (1)	1,250	1,290
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.000%	7/1/19 (1)	50	51
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.750%	7/1/16	2,000	2,235
Massachusetts Health & Educ. Fac. Auth. Rev. (Children's Hospital) VRDO	3.580%	9/1/06 (2)	2,100	2,100
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	6.000%	7/1/10 (Prere.)	5,825	6,374
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	6.250%	4/1/20	1,000	1,235
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	5.125%	7/15/37	9,350	9,835
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) VRDO	3.470%	9/1/06	5,000	5,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) VRDO	3.400%	9/7/06	300	300
Massachusetts Health & Educ. Fac. Auth. Rev. (Massachusetts General Hosp.)	6.250%	7/1/12 (2)	445	478
Massachusetts Health & Educ. Fac. Auth. Rev. (Milton Hosp.)	5.500%	7/1/10	520	530
Massachusetts Health & Educ. Fac. Auth. Rev. (Milton Hosp.)	5.500%	7/1/16	1,235	1,262
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.250%	7/1/21	6,765	7,663
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.250%	7/1/24	3,060	3,489
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.250%	7/1/30	5,000	5,761
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.500%	7/1/32	3,000	3,595
Massachusetts Health & Educ. Fac. Auth. Rev. (New England Medical Center Hosp.)	5.375%	5/15/13 (3)	3,835	4,143
Massachusetts Health & Educ. Fac. Auth. Rev. (New England Medical Center Hosp.)	5.375%	5/15/14 (3)	3,000	3,231
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/11	2,080	2,181
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/12	2,850	2,985
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/14	1,000	1,044
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/15 (1)	390	398
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/15	3,000	3,131
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.375%	7/1/24 (1)	1,640	1,674
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System) VRDO	3.380%	9/7/06	4,000	4,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System) VRDO	3.400%	9/7/06	9,700	9,700
Massachusetts Health & Educ. Fac. Auth. Rev. (Simmons College)	5.000%	10/1/20 (3)	1,090	1,156
Massachusetts Health & Educ. Fac. Auth. Rev. (Simmons College)	5.000%	10/1/22 (3)	1,175	1,239
Massachusetts Health & Educ. Fac. Auth. Rev. (Tufts Univ.)	5.250%	2/15/30	2,000	2,083
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	5.250%	7/1/14 (2)	1,000	1,039
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.500%	7/1/21	5,000	5,484
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/32	1,000	1,092
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts)	5.875%	10/1/10 (3)(Prere.)	4,000	4,379
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts)	5.125%	10/1/27 (3)	1,850	1,947
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts)	5.125%	10/1/34 (3)	2,500	2,631
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts/Worcester)	5.125%	10/1/23 (3)	1,000	1,054
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts/Worcester)	5.250%	10/1/31 (1)	4,000	4,259
Massachusetts Health & Educ. Fac. Auth. Rev. (Wellesley College)	5.000%	7/1/23	2,400	2,526
Massachusetts Health & Educ. Fac. Auth. Rev. (Wellesley College) VRDO	3.470%	9/1/06	1,700	1,700
Massachusetts Health & Educ. Fac. Auth. Rev. (Williams College)	5.000%	7/1/28	1,000	1,043
Massachusetts Housing Finance Agency Housing Rev	5.700%	7/1/20 (2)	1,455	1,509
Massachusetts Housing Finance Agency Housing Rev	5.800%	7/1/30 (2)	1,455	1,508
Massachusetts Housing Finance Agency Housing Rev. (Rental Housing)	5.550%	7/1/32 (4)	1,500	1,553
Massachusetts Housing Finance Agency Housing Rev. VRDO	3.380%	9/7/06	2,955	2,955
Massachusetts Housing Finance Agency Rev. (Housing Dev.)	5.050%	6/1/10 (1)	235	235
Massachusetts Housing Finance Agency Rev. (Housing Dev.)	5.150%	12/1/11 (1)	375	376
Massachusetts Ind. Finance Agency Rev. (Babson College)	5.375%	10/1/17	1,000	1,032
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.000%	7/1/10 (2)(ETM)	815	840
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/12 (1)	2,975	3,207
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/13 (1)	3,255	3,516
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/16 (1)	4,500	4,849
Massachusetts Port Auth. Rev	5.250%	7/1/08 (4)	2,000	2,054
Massachusetts Port Auth. Rev	5.250%	7/1/08	1,325	1,355
Massachusetts Port Auth. Rev	5.500%	7/1/09 (4)	2,000	2,093
Massachusetts Port Auth. Rev	5.100%	7/1/10	1,175	1,196
Massachusetts Port Auth. Rev	5.750%	7/1/10	1,000	1,072
Massachusetts Port Auth. Rev	5.250%	7/1/13 (1)	2,260	2,329
Massachusetts Port Auth. Rev	5.375%	7/1/18	2,000	2,071
Massachusetts Port Auth. Rev	5.750%	7/1/19	1,000	1,058
Massachusetts School Building Auth. Dedicated Sales Tax Rev	5.000%	8/15/25 (4)	15,125	16,020
Massachusetts Special Obligation Dedicated Tax Rev	5.500%	1/1/27 (3)	15,000	17,716
Massachusetts Special Obligation Rev	5.000%	6/1/17	2,040	2,102
Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.000%	1/1/20 (1)	3,000	1,673
Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.000%	1/1/25 (1)	5,000	2,180
Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.000%	1/1/28 (1)	6,530	2,444
Massachusetts Water Pollution Abatement Trust	5.375%	8/1/09 (Prere.)	1,435	1,519
Massachusetts Water Pollution Abatement Trust	5.750%	8/1/09 (Prere.)	615	657
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/17	5,000	5,503
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/22	3,500	3,976
Massachusetts Water Pollution Abatement Trust	5.375%	8/1/27	2,565	2,690
Massachusetts Water Pollution Abatement Trust	5.500%	8/1/29	1,000	1,053
Massachusetts Water Pollution Abatement Trust	5.750%	8/1/29	2,490	2,646
Massachusetts Water Resources Auth. Rev	5.500%	11/1/06 (3)(Prere.)	120	122
Massachusetts Water Resources Auth. Rev	6.000%	12/1/11 (3)	4,120	4,491
Massachusetts Water Resources Auth. Rev	5.000%	8/1/31 (2)	5,000	5,268
Massachusetts Water Resources Auth. Rev. VRDO	3.400%	9/1/06 LOC	1,500	1,500
Massachusetts Water Resources Auth. Rev. VRDO	3.430%	9/7/06 (2)	2,700	2,700
Massachusetts Water Resources Auth. Rev. VRDO	3.430%	9/7/06 (3)	4,800	4,800
Narragansett MA Regional School Dist. GO	6.500%	6/1/13 (2)	1,210	1,338
Pittsfield MA GO	5.000%	4/15/18 (1)	1,000	1,061
Quabog MA Regional School Dist. GO	5.500%	6/1/18 (4)	1,355	1,453
Quabog MA Regional School Dist. GO	5.500%	6/1/19 (4)	1,355	1,452
Rail Connections Inc. Massachusetts Rev	5.250%	7/1/08 (ETM)	705	726
Rail Connections Inc. Massachusetts Rev	5.300%	7/1/09 (ETM)	340	356
Rail Connections Inc. Massachusetts Rev	5.400%	7/1/09 (Prere.)	520	555
Rail Connections Inc. Massachusetts Rev	5.500%	7/1/09 (Prere.)	1,175	1,257
Rail Connections Inc. Massachusetts Rev	6.000%	7/1/09 (Prere.)	570	618
Rail Connections Inc. Massachusetts Rev	6.000%	7/1/09 (Prere.)	1,030	1,116
Route 3 North Transp. Improvement Assn. Massachusetts Lease Rev	5.375%	6/15/10 (1)(Prere.)	2,500	2,657
Shrewsbury MA GO	5.000%	8/15/13	1,030	1,100
Shrewsbury MA GO	5.000%	8/15/17	1,900	2,015
Shrewsbury MA GO	5.000%	8/15/18	3,185	3,375
Shrewsbury MA GO	5.000%	8/15/19	1,000	1,060
Tantasqua MA Regional School Dist. GO	5.125%	8/15/10 (4)(Prere.)	2,575	2,742
Univ. of Massachusetts Building Auth. Refunding Rev	6.875%	5/1/14 (ETM)	1,000	1,202
Univ. of Massachusetts Building Auth. Rev	5.125%	11/1/10 (Prere.)	1,135	1,201
Univ. of Massachusetts Building Auth. Rev	5.500%	11/1/10 (2)(Prere.)	2,600	2,790
Univ. of Massachusetts Building Auth. Rev	5.500%	11/1/10 (2)(Prere.)	2,400	2,575
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev	5.000%	11/1/21 (2)	5,680	6,063
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev	5.000%	11/1/22 (2)	2,695	2,870
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev	5.000%	11/1/23 (2)	1,760	1,870
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev	5.000%	11/1/24 (2)	1,980	2,101
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev	5.000%	11/1/25 (2)	1,990	2,110
Westborough MA GO	5.000%	11/15/08	3,460	3,565
Westfield MA GO	5.000%	5/1/10 (3)(Prere.)	1,715	1,813
Worcester MA GO	5.500%	10/1/09 (3)	1,000	1,056
Worcester MA GO	5.750%	4/1/10 (4)(Prere.)	1,000	1,081
Worcester MA GO	5.625%	8/15/10 (3)(Prere.)	1,640	1,776
Worcester MA GO	5.500%	8/15/14 (3)	1,445	1,564
Worcester MA GO	5.500%	8/15/15 (3)	1,190	1,286
Worcester MA GO	5.250%	8/15/21 (3)	1,500	1,592
Outside Massachusetts :
Puerto Rico Electric Power Auth. Rev	5.500%	7/1/17 (1)	5,000	5,682
Puerto Rico GO	5.500%	7/1/19 (2)	2,500	2,868
Puerto Rico GO	5.500%	7/1/22 (3)	3,500	4,057
Puerto Rico GO	5.000%	7/1/33	1,600	1,630
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/12 (3)	5,080	5,578
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.300%	9/7/06 (2)	700	700
Puerto Rico Housing Finance Corp. Home Mortgage Rev	5.300%	12/1/28	2,160	2,221
Puerto Rico Infrastructure Financing Auth. Special Obligation Bonds	5.500%	10/1/40	5,000	5,354
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/25 (3)	6,495	7,605
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/35 (2)	12,805	3,395
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.250%	7/1/12 (Prere.)	1,100	1,189
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.250%	7/1/36	400	413
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	2,015	2,196
Puerto Rico Public Finance Corp.	5.125%	6/1/24 (2)	2,155	2,385
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (4)	4,000	4,971
Puerto Rico Public Finance Corp.	5.500%	8/1/29	665	705
Virgin Islands Public Finance Auth. Rev	5.000%	10/1/09	1,450	1,492
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/20	1,000	1,055

Total Municipal Bonds (Cost $536,568)	551,174

Other Assets and Liabilities—Net (0.4%)	2,444

Net Assets (100%)	553,618

1	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of August 31, 2006.
2	Securities with a value of $1,290,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2006, the cost of investment securities for tax purposes was $538,916,000. Net unrealized appreciation of investment securities for tax purposes was $12,258,000, consisting of unrealized gains of $13,723,000 on securities that had risen in value since their purchase and $1,465,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At August 31, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(60)	6,664	(2)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2006

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 18, 2006

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.